UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

Number
of Shares		Value

	COMMON STOCKS - 99.8%

	Consumer Discretionary - 21.6%
17,275	Carnival Corp. - f	$842,502
46,067	CBS Corp. - Class B	1,534,952
85,193	Charming Shoppes, Inc.*	922,640
40,082	Dollar Tree Stores, Inc.*	1,745,571
61,990	Funiture Brands International, Inc.	880,258
54,500	Hilton Hotels Corp.	1,824,115
48,305	Interpublic Group of Companies, Inc.*	550,677
44,930	Liberty Media Corp. - Interactive - Class A*	1,003,287
26,260	Time Warner Cable - Class A*	1,028,604
25,300	Toll Brothers, Inc.*	631,994
29,930	Williams-Sonoma, Inc.	945,189
		11,909,789

	Energy - 6.7%
17,700	Chevron Corp.	1,491,048
42,418	Horizon Offshore, Inc.*	814,426
64,100	Rosetta Resources, Inc.*	1,380,714
		3,686,188

	Financials - 14.5%
31,500	CIT Group, Inc.	1,727,145
59,853	Conseco, Inc.*	1,250,329
31,450	Federated Investors, Inc.	1,205,479
25,800	Franklin Bank Corp.*	384,420
18,068	MBIA, Inc.	1,124,191
27,600	MoneyGram International, Inc.	771,420
39,690	Sovereign Bancorp, Inc.	839,047
14,710	The St. Joe Company	681,661
		7,983,692

	Healthcare - 7.6%
19,630	Analogic Corp.	1,443,001
22,140	AstraZeneca PLC - ADR	1,184,047
30,300	CIGNA Corp.	1,582,266
		4,209,314

	Industrials - 23.2%
26,125	Atlas Air Worldwide Holdings, Inc.*	1,539,807
24,800	Canadian Pacific Railway Ltd. - f	1,706,736
23,750	EMCOR Group, Inc.*	1,731,375
77,201	Federal Signal Corp.	1,224,408
35,499	Heartland Express, Inc.	578,634
36,460	Owens Corning, Inc.*	1,226,150
19,651	Portfolio Recovery Associates, Inc.*	1,179,453
41,168	Tyco International Ltd.# - f	1,391,067
28,000	Washington Group International, Inc.*	2,240,280
		12,817,910

	Information Technology - 14.8%
38,329	Agilent Technologies, Inc.*	1,473,367
69,098	AVX Corp.	1,156,701
58,685	Intel Corp.	1,394,356
48,611	Microsoft Corp.	1,432,566
43,650	Olympus Corp. - ADR	1,700,119
76,520	RealNetworks, Inc.*	625,168
10,770	Tyco Electronics Ltd. (when-issued)* - f	420,676
		8,202,953

	Materials - 5.8%
28,425	International Flavors & Fragrances, Inc.	1,482,080
26,475	Lubrizol Corp.	1,708,961
		3,191,041

Number of Shares		Value

	Telecommunication Services - 2.3%
60,520	Sprint Nextel Corp.	$1,253,369

	Utilities - 3.3%
43,100	Mirant Corp.*	1,838,215

	TOTAL COMMON STOCKS (Cost $38,883,881)	55,092,471

Principal
Amount
	SHORT TERM INVESTMENTS - 0.8%

	Variable Rate Demand Notes** - 0.8%
123,154	American Family, 4.99%	123,154
341,114	Wisconsin Corporate Central Credit Union, 4.99%	341,114

	TOTAL SHORT TERM INVESTMENTS (Cost $464,268)	464,268

	Total Investments (Cost $39,348,149) - 100.6%	55,556,739

	Other Liabilities in Excess of Assets - (0.6)%	(334,774)

	TOTAL NET ASSETS - 100.0%	$55,221,965

*-	Non-income producing security.
**-	Variable rate security as of June 30, 2007.
ADR-	American Depository Receipt.
[f]-	Foreign security.
#-	After the close of business on June 30, 2007, the security split into three new securities:
	Tyco International Ltd., Tyco Electronics Ltd. and Covidien Ltd.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Kirr, Marbach
Partners Value Fund
Cost of investments
$39,348,149

Gross unrealized appreciation	17,004,835
Gross unrealized depreciation	(796,245)
Net unrealized appreciation / (depreciation)	$ 16,208,590

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
Mark Foster, President

Date      8/16/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Mark Foster
Mark Foster, President

Date       8/16/07

By (Signature and Title)* /s/ Mickey Kim
Mickey Kim, Treasurer

Date     8/16/07